Schedule of Investments
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.69%
Canada–6.43%
Alimentation Couche-Tard, Inc.	217,389	$8,751,586
CAE, Inc.(a)	152,277	2,335,939
Dollarama, Inc.	122,368	7,024,854
		18,112,379
China–0.64%
Alibaba Group Holding Ltd.(a)	179,500	1,800,546
Denmark–4.67%
Ascendis Pharma A/S, ADR(a)	16,993	1,754,697
Novo Nordisk A/S, Class B	114,489	11,411,577
		13,166,274
France–16.15%
Airbus SE	60,211	5,201,765
Dassault Systemes SE	106,598	3,664,167
Edenred	85,389	3,924,750
EssilorLuxottica S.A.	15,063	2,040,970
Hermes International	9,620	11,306,938
Kering S.A.	5,283	2,336,241
L’Oreal S.A.	12,107	3,855,086
LVMH Moet Hennessy Louis Vuitton SE	14,477	8,510,088
Sartorius Stedim Biotech	15,247	4,660,897
		45,500,902
Germany–3.60%
CTS Eventim AG & Co. KGaA(a)	95,742	3,990,361
SAP SE	16,571	1,366,027
Siemens AG	11,368	1,125,131
Siemens Healthineers AG(b)	84,229	3,648,524
		10,130,043
India–4.87%
Dr Lal PathLabs Ltd.(b)	103,164	3,186,409
Reliance Industries Ltd.	364,630	10,546,297
		13,732,706
Ireland–1.74%
Flutter Entertainment PLC(a)	44,739	4,903,136
Italy–1.83%
Davide Campari-Milano N.V.	582,739	5,169,056
Japan–8.73%
Benefit One, Inc.	91,500	1,266,646
Daikin Industries Ltd.	33,900	5,238,231
Hitachi Ltd.	57,100	2,417,744
Hoya Corp.	29,893	2,874,058
Keyence Corp.	13,424	4,456,808
Kobe Bussan Co. Ltd.	125,800	3,010,764
Nidec Corp.(c)	45,600	2,568,740
Nihon M&A Center Holdings, Inc.	243,500	2,754,451
		24,587,442
Netherlands–4.43%
Aalberts N.V.	63,043	2,059,991
Shares		Value
Netherlands–(continued)
Adyen N.V.(a)(b)	2,142	$2,664,751
ASML Holding N.V.	13,796	5,722,461
Universal Music Group N.V.	107,874	2,033,434
		12,480,637
New Zealand–0.43%
Xero Ltd.(a)	26,343	1,210,653
Spain–1.71%
Amadeus IT Group S.A.(a)	103,891	4,809,006
Sweden–7.86%
Atlas Copco AB, Class A	463,180	4,289,135
Epiroc AB, Class A	470,328	6,727,425
Swedish Match AB	1,123,705	11,125,030
		22,141,590
Switzerland–3.53%
Barry Callebaut AG	767	1,442,171
Lonza Group AG	4,471	2,174,287
Sika AG	23,245	4,654,770
VAT Group AG(b)	8,242	1,663,949
		9,935,177
Taiwan–1.65%
Taiwan Semiconductor Manufacturing Co. Ltd.	353,000	4,639,933
United Kingdom–17.10%
Britvic PLC	412,640	3,280,726
Compass Group PLC	389,508	7,785,958
ConvaTec Group PLC(b)	919,752	2,084,583
Entain PLC	272,662	3,274,318
Legal & General Group PLC	958,162	2,292,890
London Stock Exchange Group PLC	89,121	7,514,994
Next PLC	88,548	4,704,619
Ocado Group PLC(a)	279,240	1,450,004
Rentokil Initial PLC	951,192	5,022,670
Rightmove PLC	618,396	3,280,077
RS GROUP PLC	282,021	3,009,541
Trainline PLC(a)(b)	1,286,913	4,483,394
		48,183,774
United States–11.32%
CSL Ltd.	30,335	5,500,430
EPAM Systems, Inc.(a)	21,828	7,905,883
Ferguson PLC	46,538	4,845,895
James Hardie Industries PLC, CDI	208,857	4,067,682
Medtronic PLC	24,709	1,995,252
ResMed, Inc.	34,682	7,571,081
		31,886,223
Total Common Stocks & Other Equity Interests (Cost $198,495,936)		272,389,477
Money Market Funds–2.24%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	2,215,613	2,215,613
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	1,575,703	1,576,018

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	2,532,129	$2,532,129
Total Money Market Funds (Cost $6,323,603)		6,323,760
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-98.93% (Cost $204,819,539)		278,713,237
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.21%
Invesco Private Government Fund, 3.01%(d)(e)(f)	951,956	951,956
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.11%(d)(e)(f)	2,447,888	$2,447,888
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,399,844)		3,399,844
TOTAL INVESTMENTS IN SECURITIES—100.14% (Cost $208,219,383)		282,113,081
OTHER ASSETS LESS LIABILITIES–(0.14)%		(396,085)
NET ASSETS–100.00%		$281,716,996
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2022 was $17,731,610, which represented 6.29% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$963,741	$23,596,192	$(22,344,320)	$-	$-	$2,215,613	$14,644
Invesco Liquid Assets Portfolio, Institutional Class	688,191	16,854,422	(15,966,641)	157	(111)	1,576,018	12,928
Invesco Treasury Portfolio, Institutional Class	1,101,419	26,967,076	(25,536,366)	-	-	2,532,129	18,739
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	63,225	10,766,837	(9,878,106)	-	-	951,956	4,212*
Invesco Private Prime Fund	147,525	24,466,412	(22,166,240)	-	191	2,447,888	11,330*
Total	$2,964,101	$102,650,939	$(95,891,673)	$157	$80	$9,723,604	$61,853

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Canada	$18,112,379	$—	$—	$18,112,379
China	—	1,800,546	—	1,800,546
Denmark	1,754,697	11,411,577	—	13,166,274
France	—	45,500,902	—	45,500,902
Germany	—	10,130,043	—	10,130,043
India	—	13,732,706	—	13,732,706
Ireland	—	4,903,136	—	4,903,136
Italy	—	5,169,056	—	5,169,056
Japan	—	24,587,442	—	24,587,442
Netherlands	—	12,480,637	—	12,480,637
New Zealand	—	1,210,653	—	1,210,653
Spain	—	4,809,006	—	4,809,006
Sweden	—	22,141,590	—	22,141,590
Switzerland	—	9,935,177	—	9,935,177
Taiwan	—	4,639,933	—	4,639,933
United Kingdom	—	48,183,774	—	48,183,774
United States	17,472,216	14,414,007	—	31,886,223
Money Market Funds	6,323,760	3,399,844	—	9,723,604
Total Investments	$43,663,052	$238,450,029	$—	$282,113,081
Invesco Oppenheimer V.I. International Growth Fund